Fees Summary	Oct. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,433,000.00
Previously Paid Amount	0.00
Total Fee Amount	472.67
Total Offset Amount	0.00
Net Fee	472.67
Narrative - Max Aggregate Offering Price	$ 5,433,000.00
Final Prospectus	true